BALANCE SHEET DETAILS - Schedule of Prepaid and Other Current Assets (Parenthetical) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Balance Sheet Related Disclosures [Abstract]
Prepaid consumption tax		$ 0.1
Prepaid of value added tax	$ 0.2	0.2
Prepaid goods and service tax		0.3
Interest receivable	$ 2.3	$ 2.1